UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03785

Fidelity Advisor Series I

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2026

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity Advisor® Mid Cap II Fund Fidelity Advisor® Mid Cap II Fund Class Z : FZAMX

This semi-annual shareholder report contains information about Fidelity Advisor® Mid Cap II Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 32	0.57%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$2,363,373,359
Number of Holdings	183
Portfolio Turnover	78%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	21.8
Information Technology	19.6
Financials	14.3
Health Care	9.6
Consumer Discretionary	9.2
Real Estate	5.3
Energy	4.6
Consumer Staples	4.4
Materials	3.4
Utilities	3.4
Communication Services	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.7
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 3.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.8
Canada - 2.0
Taiwan - 1.4
Belgium - 0.6
Japan - 0.6
Brazil - 0.6
United Kingdom - 0.4
France - 0.3
Netherlands - 0.2
Others - 0.1

TOP HOLDINGS (% of Fund's net assets)
MKS Inc	1.8
Twilio Inc Class A	1.6
East West Bancorp Inc	1.5
Silicon Motion Technology Corp ADR	1.4
US Foods Holding Corp	1.4
ITT Inc	1.4
Comfort Systems USA Inc	1.3
ATI Inc	1.3
Performance Food Group Co	1.2
RB Global Inc (United States)	1.2
14.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916064.102    2538-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity Advisor® Mid Cap II Fund Fidelity Advisor® Mid Cap II Fund Class M : FITIX

This semi-annual shareholder report contains information about Fidelity Advisor® Mid Cap II Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 67	1.19%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$2,363,373,359
Number of Holdings	183
Portfolio Turnover	78%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	21.8
Information Technology	19.6
Financials	14.3
Health Care	9.6
Consumer Discretionary	9.2
Real Estate	5.3
Energy	4.6
Consumer Staples	4.4
Materials	3.4
Utilities	3.4
Communication Services	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.7
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 3.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.8
Canada - 2.0
Taiwan - 1.4
Belgium - 0.6
Japan - 0.6
Brazil - 0.6
United Kingdom - 0.4
France - 0.3
Netherlands - 0.2
Others - 0.1

TOP HOLDINGS (% of Fund's net assets)
MKS Inc	1.8
Twilio Inc Class A	1.6
East West Bancorp Inc	1.5
Silicon Motion Technology Corp ADR	1.4
US Foods Holding Corp	1.4
ITT Inc	1.4
Comfort Systems USA Inc	1.3
ATI Inc	1.3
Performance Food Group Co	1.2
RB Global Inc (United States)	1.2
14.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916062.102    1362-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity Advisor® Mid Cap II Fund Fidelity Advisor® Mid Cap II Fund Class I : FIIMX

This semi-annual shareholder report contains information about Fidelity Advisor® Mid Cap II Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 39	0.69%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$2,363,373,359
Number of Holdings	183
Portfolio Turnover	78%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	21.8
Information Technology	19.6
Financials	14.3
Health Care	9.6
Consumer Discretionary	9.2
Real Estate	5.3
Energy	4.6
Consumer Staples	4.4
Materials	3.4
Utilities	3.4
Communication Services	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.7
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 3.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.8
Canada - 2.0
Taiwan - 1.4
Belgium - 0.6
Japan - 0.6
Brazil - 0.6
United Kingdom - 0.4
France - 0.3
Netherlands - 0.2
Others - 0.1

TOP HOLDINGS (% of Fund's net assets)
MKS Inc	1.8
Twilio Inc Class A	1.6
East West Bancorp Inc	1.5
Silicon Motion Technology Corp ADR	1.4
US Foods Holding Corp	1.4
ITT Inc	1.4
Comfort Systems USA Inc	1.3
ATI Inc	1.3
Performance Food Group Co	1.2
RB Global Inc (United States)	1.2
14.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916063.102    1363-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity Advisor® Mid Cap II Fund Fidelity Advisor® Mid Cap II Fund Class C : FIICX

This semi-annual shareholder report contains information about Fidelity Advisor® Mid Cap II Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 96	1.69%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$2,363,373,359
Number of Holdings	183
Portfolio Turnover	78%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	21.8
Information Technology	19.6
Financials	14.3
Health Care	9.6
Consumer Discretionary	9.2
Real Estate	5.3
Energy	4.6
Consumer Staples	4.4
Materials	3.4
Utilities	3.4
Communication Services	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.7
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 3.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.8
Canada - 2.0
Taiwan - 1.4
Belgium - 0.6
Japan - 0.6
Brazil - 0.6
United Kingdom - 0.4
France - 0.3
Netherlands - 0.2
Others - 0.1

TOP HOLDINGS (% of Fund's net assets)
MKS Inc	1.8
Twilio Inc Class A	1.6
East West Bancorp Inc	1.5
Silicon Motion Technology Corp ADR	1.4
US Foods Holding Corp	1.4
ITT Inc	1.4
Comfort Systems USA Inc	1.3
ATI Inc	1.3
Performance Food Group Co	1.2
RB Global Inc (United States)	1.2
14.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916061.102    1361-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity Advisor® Mid Cap II Fund Fidelity Advisor® Mid Cap II Fund Class A : FIIAX

This semi-annual shareholder report contains information about Fidelity Advisor® Mid Cap II Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 53	0.94%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$2,363,373,359
Number of Holdings	183
Portfolio Turnover	78%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	21.8
Information Technology	19.6
Financials	14.3
Health Care	9.6
Consumer Discretionary	9.2
Real Estate	5.3
Energy	4.6
Consumer Staples	4.4
Materials	3.4
Utilities	3.4
Communication Services	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.7
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 3.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.8
Canada - 2.0
Taiwan - 1.4
Belgium - 0.6
Japan - 0.6
Brazil - 0.6
United Kingdom - 0.4
France - 0.3
Netherlands - 0.2
Others - 0.1

TOP HOLDINGS (% of Fund's net assets)
MKS Inc	1.8
Twilio Inc Class A	1.6
East West Bancorp Inc	1.5
Silicon Motion Technology Corp ADR	1.4
US Foods Holding Corp	1.4
ITT Inc	1.4
Comfort Systems USA Inc	1.3
ATI Inc	1.3
Performance Food Group Co	1.2
RB Global Inc (United States)	1.2
14.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916060.102    1359-TSRS-0826

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity Advisor® Mid Cap II Fund

Semi-Annual Report
June 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor® Mid Cap II Fund
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 96.7%
	Shares	Value ($)
BELGIUM - 0.6%
Health Care - 0.6%
Pharmaceuticals - 0.6%
UCB SA	50,600	15,147,677
BRAZIL - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
Wheaton Precious Metals Corp	117,000	13,161,417
CANADA - 2.0%
Consumer Discretionary - 0.7%
Specialty Retail - 0.7%
Aritzia Inc Subordinate Voting Shares (a)	141,400	15,592,135
Industrials - 1.2%
Commercial Services & Supplies - 1.2%
RB Global Inc (United States)	248,100	28,891,245
Materials - 0.1%
Metals & Mining - 0.1%
Almonty Industries Inc (United States) (a)	139,600	2,311,776
TOTAL CANADA		46,795,156
CHINA - 0.0%
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
WuXi XDC Cayman Inc (a)	309,000	2,247,710
FRANCE - 0.3%
Health Care - 0.3%
Life Sciences Tools & Services - 0.3%
Sartorius Stedim Biotech	31,100	6,453,131
GERMANY - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
BioNTech SE ADR (a)	29,300	2,726,365
JAPAN - 0.6%
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
Allegro MicroSystems Inc (a)	203,907	14,196,005
NETHERLANDS - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Argenx SE ADR (a)	5,400	5,009,958
TAIWAN - 1.4%
Information Technology - 1.4%
Semiconductors & Semiconductor Equipment - 1.4%
Silicon Motion Technology Corp ADR	98,156	32,718,339
UNITED KINGDOM - 0.4%
Energy - 0.4%
Energy Equipment & Services - 0.4%
TechnipFMC PLC	129,400	8,579,220
UNITED STATES - 90.5%
Communication Services - 1.2%
Diversified Telecommunication Services - 0.2%
Lumen Technologies Inc (a)	569,100	4,370,688
Entertainment - 0.8%
Live Nation Entertainment Inc (a)	55,600	10,180,916
Roku Inc Class A (a)	64,500	8,910,030
		19,090,946
Media - 0.2%
EchoStar Corp Class A (a)	41,600	4,222,400
TOTAL COMMUNICATION SERVICES		27,684,034
Consumer Discretionary - 8.5%
Broadline Retail - 0.3%
Ollie's Bargain Outlet Holdings Inc (a)	95,400	7,334,352
Distributors - 0.3%
Pool Corp	30,000	6,447,000
Diversified Consumer Services - 0.9%
Service Corp International/US	283,700	21,549,852
Hotels, Restaurants & Leisure - 3.9%
Aramark	265,100	15,084,190
BJ's Restaurants Inc (a)	81,100	4,925,609
Cava Group Inc (a)	50,300	3,947,543
Churchill Downs Inc	137,416	12,317,970
Dutch Bros Inc Class A (a)	243,500	17,485,735
Hilton Grand Vacations Inc (a)	228,700	11,977,019
Texas Roadhouse Inc	46,200	8,927,226
Viking Holdings Ltd (a)	105,810	11,075,133
Wynn Resorts Ltd	44,900	4,359,341
		90,099,766
Household Durables - 1.0%
Somnigroup International Inc (b)	305,664	23,964,058
Leisure Products - 0.7%
YETI Holdings Inc (a)	337,100	16,706,676
Specialty Retail - 1.4%
Chewy Inc Class A (a)	492,900	9,685,485
Dick's Sporting Goods Inc	60,300	13,676,643
Warby Parker Inc Class A (a)	53,216	1,614,573
Williams-Sonoma Inc	37,600	8,764,560
		33,741,261
TOTAL CONSUMER DISCRETIONARY		199,842,965
Consumer Staples - 4.4%
Consumer Staples Distribution & Retail - 4.1%
BJ's Wholesale Club Holdings Inc (a)	207,600	18,106,872
Dollar Tree Inc (a)	52,600	6,361,970
Performance Food Group Co (a)	259,200	28,975,968
Sprouts Farmers Market Inc (a)	129,200	10,927,736
US Foods Holding Corp (a)	319,200	32,638,200
		97,010,746
Food Products - 0.3%
Westrock Coffee Co (a)(b)	795,734	6,453,403
TOTAL CONSUMER STAPLES		103,464,149
Energy - 4.2%
Energy Equipment & Services - 0.6%
Baker Hughes Co Class A	116,200	6,449,100
Kodiak Gas Services Inc	101,200	7,603,156
		14,052,256
Oil, Gas & Consumable Fuels - 3.6%
Antero Resources Corp (a)	566,800	19,917,352
Chord Energy Corp	89,300	10,206,990
HF Sinclair Corp	62,400	4,346,160
Ovintiv Inc	504,100	26,540,865
Permian Resources Holdings Inc/DE Class A	1,357,700	24,995,257
		86,006,624
TOTAL ENERGY		100,058,880
Financials - 14.3%
Banks - 6.9%
Bancorp Inc/The (a)	206,400	12,928,896
Coastal Financial Corp/WA Class A (a)	70,800	5,487,708
Community Financial System Inc	81,000	5,436,720
East West Bancorp Inc	250,788	32,374,223
First Citizens BancShares Inc/NC Class A (b)	6,500	13,525,135
Hancock Whitney Corp	108,700	8,122,064
Huntington Bancshares Inc/OH	507,000	8,989,110
KeyCorp	483,600	11,146,980
Old National Bancorp/IN	713,265	18,473,564
Pinnacle Financial Partners Inc	146,300	14,758,744
Western Alliance Bancorp	64,200	5,277,239
Wintrust Financial Corp	165,600	26,615,232
		163,135,615
Capital Markets - 1.8%
Evercore Inc Class A	31,700	10,823,648
Northern Trust Corp	34,100	5,927,943
Raymond James Financial Inc	62,786	9,545,356
Stifel Financial Corp	122,650	8,557,291
WisdomTree Inc (b)	385,400	6,528,676
		41,382,914
Financial Services - 2.3%
Affirm Holdings Inc Class A (a)	133,900	10,919,545
Corpay Inc (a)	15,300	5,099,031
Equitable Holdings Inc	471,000	20,667,480
Remitly Global Inc (a)	399,800	8,959,518
Toast Inc Class A (a)	353,800	9,842,716
		55,488,290
Insurance - 3.3%
Fidelity National Financial Inc	103,300	4,871,628
First American Financial Corp	143,600	9,849,524
Globe Life Inc	49,400	8,826,792
Primerica Inc	58,658	16,670,604
Reinsurance Group of America Inc	64,891	13,799,071
Unum Group	273,100	24,415,140
		78,432,759
TOTAL FINANCIALS		338,439,578
Health Care - 8.4%
Biotechnology - 2.8%
Caris Life Sciences Inc (a)	612,688	10,918,100
Disc Medicine Inc (a)	49,200	3,598,488
Krystal Biotech Inc (a)	12,653	4,702,741
Legend Biotech Corp ADR (a)	168,600	4,869,168
Mirum Pharmaceuticals Inc (a)	23,300	2,727,731
Moderna Inc (a)	87,500	6,127,625
Natera Inc (a)	15,700	4,261,765
Praxis Precision Medicines Inc (a)	13,300	4,452,707
Revolution Medicines Inc (a)	45,200	8,465,056
United Therapeutics Corp (a)	15,800	8,560,914
Veracyte Inc (a)	118,200	6,941,886
		65,626,181
Health Care Equipment & Supplies - 0.5%
Insulet Corp (a)	45,600	6,942,600
TransMedics Group Inc (a)(b)	89,500	5,944,590
		12,887,190
Health Care Providers & Services - 0.2%
Tenet Healthcare Corp (a)	26,425	4,943,588
Life Sciences Tools & Services - 2.0%
10X Genomics Inc Class A (a)	272,400	10,443,816
Bio-Techne Corp	43,900	3,101,535
Charles River Laboratories International Inc (a)	55,621	12,614,287
Repligen Corp (a)	78,000	10,642,320
West Pharmaceutical Services Inc	27,300	9,800,700
		46,602,658
Pharmaceuticals - 2.9%
Axsome Therapeutics Inc (a)	11,100	2,716,947
Corcept Therapeutics Inc (a)	102,500	8,912,375
Crinetics Pharmaceuticals Inc (a)	80,000	2,993,600
Elanco Animal Health Inc (a)	1,013,400	24,939,774
Jazz Pharmaceuticals PLC (a)	39,200	9,446,024
Royalty Pharma PLC Class A	106,200	5,954,634
Trevi Therapeutics Inc (a)	190,900	3,560,285
Viatris Inc	649,000	10,306,120
		68,829,759
TOTAL HEALTH CARE		198,889,376
Industrials - 20.5%
Aerospace & Defense - 3.7%
ATI Inc (a)	145,500	28,678,050
Axon Enterprise Inc (a)	30,400	17,042,544
Carpenter Technology Corp	11,800	7,278,712
Textron Inc	129,800	11,906,554
Woodward Inc	51,900	22,080,336
		86,986,196
Building Products - 0.8%
Simpson Manufacturing Co Inc	93,000	19,469,550
Construction & Engineering - 4.4%
API Group Corp (a)	130,700	5,535,145
Comfort Systems USA Inc	15,100	29,927,445
Construction Partners Inc Class A (a)	98,500	11,698,845
EMCOR Group Inc	6,600	5,477,208
Granite Construction Inc	83,200	13,152,256
MasTec Inc (a)	51,300	21,343,878
Sterling Infrastructure Inc (a)	20,300	17,039,008
		104,173,785
Electrical Equipment - 2.5%
Acuity Inc	56,100	21,130,626
AMETEK Inc	22,900	5,540,426
Nextpower Inc Class A (a)	45,600	5,432,784
nVent Electric PLC	157,200	26,662,692
		58,766,528
Ground Transportation - 1.5%
Knight-Swift Transportation Holdings Inc	197,600	15,387,112
XPO Inc (a)	98,500	20,221,065
		35,608,177
Machinery - 5.1%
Allison Transmission Holdings Inc	47,200	5,321,328
CECO Environmental Corp (a)	280,400	25,443,496
Crane Co	78,000	17,399,460
Ingersoll Rand Inc	138,060	11,319,539
ITT Inc	164,659	32,562,965
Mueller Industries Inc	70,500	8,666,565
Westinghouse Air Brake Technologies Corp	69,200	18,656,320
		119,369,673
Marine Transportation - 0.3%
Kirby Corp (a)	50,900	6,920,873
Passenger Airlines - 0.1%
Alaska Air Group Inc (a)	70,504	3,680,309
Professional Services - 1.6%
FTI Consulting Inc (a)	74,100	11,041,641
KBR Inc	254,500	8,787,885
TransUnion	248,900	17,955,646
		37,785,172
Trading Companies & Distributors - 0.5%
Herc Holdings Inc	54,200	7,769,028
Watsco Inc	10,200	4,250,646
		12,019,674
TOTAL INDUSTRIALS		484,779,937
Information Technology - 17.6%
Communications Equipment - 2.6%
Digi International Inc (a)(b)	373,500	27,993,825
Lumentum Holdings Inc (a)	29,500	25,312,770
Viavi Solutions Inc (a)	171,000	8,165,250
		61,471,845
Electronic Equipment, Instruments & Components - 3.8%
Advanced Energy Industries Inc	15,500	5,779,485
Belden Inc	73,500	8,813,385
Coherent Corp (a)	65,700	25,916,679
Flex Ltd (a)	176,300	28,572,941
OSI Systems Inc (a)	35,616	7,789,219
Sanmina Corp (a)	29,000	7,339,320
TD SYNNEX Corp	20,000	5,346,800
		89,557,829
IT Services - 3.6%
DigitalOcean Holdings Inc (a)(b)	157,200	24,685,116
Okta Inc Class A (a)	167,547	22,861,788
Twilio Inc Class A (a)	180,200	37,180,666
		84,727,570
Semiconductors & Semiconductor Equipment - 6.8%
Axcelis Technologies Inc (a)	37,500	7,104,375
First Solar Inc (a)	27,200	6,418,112
Impinj Inc (a)	23,000	3,294,290
MACOM Technology Solutions Holdings Inc (a)	74,000	28,147,380
MKS Inc	93,100	41,410,880
Onto Innovation Inc (a)	68,900	26,075,205
Rambus Inc (a)	190,800	25,326,792
Veeco Instruments Inc (a)	293,667	22,259,959
		160,036,993
Software - 0.0%
Circle Internet Group Inc Class A (a)(b)	16,500	1,033,395
Technology Hardware, Storage & Peripherals - 0.8%
Western Digital Corp	31,600	20,183,552
TOTAL INFORMATION TECHNOLOGY		417,011,184
Materials - 2.7%
Chemicals - 1.2%
Element Solutions Inc	453,700	21,664,175
HB Fuller Co	96,800	5,642,472
		27,306,647
Construction Materials - 0.2%
Martin Marietta Materials Inc	12,600	7,266,420
Containers & Packaging - 1.3%
AptarGroup Inc	134,000	16,776,800
Ball Corp	132,100	8,243,040
Smurfit Westrock PLC	101,800	4,709,268
		29,729,108
TOTAL MATERIALS		64,302,175
Real Estate - 5.3%
Health Care REITs - 0.9%
Ventas Inc	247,900	22,013,520
Industrial REITs - 0.7%
Terreno Realty Corp	264,500	17,131,665
Real Estate Management & Development - 0.8%
Jones Lang LaSalle Inc (a)	59,800	18,535,010
Residential REITs - 0.8%
Invitation Homes Inc	324,700	9,809,187
Sun Communities Inc	71,400	8,561,574
		18,370,761
Retail REITs - 1.8%
Acadia Realty Trust	667,500	13,957,425
Macerich Co/The	860,800	21,683,552
Urban Edge Properties	223,400	5,111,392
		40,752,369
Specialized REITs - 0.3%
Extra Space Storage Inc	56,900	8,267,570
TOTAL REAL ESTATE		125,070,895
Utilities - 3.4%
Electric Utilities - 0.9%
Evergy Inc	169,400	14,641,242
NRG Energy Inc	39,800	5,813,188
		20,454,430
Gas Utilities - 1.0%
ONE Gas Inc	54,000	4,161,780
Southwest Gas Holdings Inc	217,700	19,305,636
		23,467,416
Independent Power and Renewable Electricity Producers - 0.5%
Vistra Corp	76,900	12,198,647
Multi-Utilities - 1.0%
CenterPoint Energy Inc	276,400	12,172,656
Northwestern Energy Group Inc	158,300	11,337,446
		23,510,102
TOTAL UTILITIES		79,630,595
TOTAL UNITED STATES		2,139,173,768
TOTAL COMMON STOCKS (Cost $1,567,904,395)		2,286,208,746

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
UNITED STATES - 0.1%
Industrials - 0.1%
Aerospace & Defense - 0.1%
Anduril Industries Inc Series H (c)(d) (Cost $1,316,996)	19,100	1,316,945

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.69	13,578,077	13,580,793
Fidelity Securities Lending Cash Central Fund (e)(f)	3.69	15,857,859	15,859,445
TOTAL MONEY MARKET FUNDS (Cost $29,439,614)			29,440,238

TOTAL INVESTMENT IN SECURITIES - 98.0% (Cost $1,598,661,005)	2,316,965,929
NET OTHER ASSETS (LIABILITIES) - 2.0%	46,407,430
NET ASSETS - 100.0%	2,363,373,359

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,316,945 or 0.1% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anduril Industries Inc Series H	5/12/2026	1,316,996

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,878,268	312,983,883	305,282,865	386,232	883	624	13,580,793	13,578,077	0.0%
Fidelity Securities Lending Cash Central Fund	47,868,425	287,056,805	319,065,785	38,387	-	-	15,859,445	15,857,859	0.0%
Total	53,746,693	600,040,688	624,348,650	424,619	883	624	29,440,238

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	27,684,034	27,684,034	-	-
Consumer Discretionary	215,435,100	215,435,100	-	-
Consumer Staples	103,464,149	103,464,149	-	-
Energy	108,638,100	108,638,100	-	-
Financials	338,439,578	338,439,578	-	-
Health Care	230,474,217	230,474,217	-	-
Industrials	513,671,182	513,671,182	-	-
Information Technology	463,925,528	463,925,528	-	-
Materials	79,775,368	79,775,368	-	-
Real Estate	125,070,895	125,070,895	-	-
Utilities	79,630,595	79,630,595	-	-

Convertible Preferred Stocks
Industrials	1,316,945	-	-	1,316,945

Money Market Funds	29,440,238	29,440,238	-	-
Total Investments in Securities:	2,316,965,929	2,315,648,984	-	1,316,945
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $52,803,741) - See accompanying schedule:
Unaffiliated issuers (cost $1,569,221,391)	$2,287,525,691
Fidelity Central Funds (cost $29,439,614)	29,440,238

Total Investment in Securities (cost $1,598,661,005)		$2,316,965,929
Cash		263,539
Foreign currency held at value (cost $26,696)		26,663
Receivable for investments sold		312,237
Receivable for fund shares sold		64,055,818
Dividends receivable		955,991
Distributions receivable from Fidelity Central Funds		29,537
Other receivables		26,504
Total assets		2,382,636,218
Liabilities
Payable for investments purchased	$380,768
Payable for fund shares redeemed	1,419,635
Accrued management fee	1,191,546
Distribution and service plan fees payable	376,147
Other payables and accrued expenses	32,476
Collateral on securities loaned	15,862,287
Total liabilities		19,262,859
Net Assets		$2,363,373,359
Net Assets consist of:
Paid in capital		$1,439,193,620
Total accumulated earnings (loss)		924,179,739
Net Assets		$2,363,373,359

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($996,996,104 ÷ 33,470,975 shares)(a)		$29.79
Maximum offering price per share (100/94.25 of $29.79)		$31.61
Class M :
Net Asset Value and redemption price per share ($369,734,342 ÷ 13,089,195 shares)(a)		$28.25
Maximum offering price per share (100/96.50 of $28.25)		$29.27
Class C :
Net Asset Value and offering price per share ($36,220,505 ÷ 1,596,785 shares)(a)		$22.68
Class I :
Net Asset Value, offering price and redemption price per share ($615,213,619 ÷ 19,492,881 shares)		$31.56
Class Z :
Net Asset Value, offering price and redemption price per share ($345,208,789 ÷ 10,951,781 shares)		$31.52
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends		$8,198,090
Income from Fidelity Central Funds (including $38,387 from security lending)		424,619
Security lending		9,348
Total income		8,632,057
Expenses
Management fee	$6,235,979
Distribution and service plan fees	2,086,542
Custodian fees and expenses	18,523
Independent trustees' fees and expenses	1,996
Registration fees	111,910
Audit fees	34,119
Legal	2,267
Interest	1,926
Miscellaneous	3,007
Total expenses		8,496,269
Net Investment income (loss)		135,788
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	209,636,049
Fidelity Central Funds	883
Foreign currency transactions	(6,224)
Total net realized gain (loss)		209,630,708
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	282,566,760
Fidelity Central Funds	624
Assets and liabilities in foreign currencies	(3,263)
Total change in net unrealized appreciation (depreciation)		282,564,121
Net gain (loss)		492,194,829
Net increase (decrease) in net assets resulting from operations		$492,330,617
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$135,788	$1,238,261
Net realized gain (loss)	209,630,708	113,421,215
Change in net unrealized appreciation (depreciation)	282,564,121	50,168,711
Net increase (decrease) in net assets resulting from operations	492,330,617	164,828,187
Distributions to shareholders	(12,683,138)	(158,319,479)

Share transactions - net increase (decrease)	295,152,488	30,084,645
Total increase (decrease) in net assets	774,799,967	36,593,353

Net Assets
Beginning of period	1,588,573,392	1,551,980,039
End of period	$2,363,373,359	$1,588,573,392

Financial Highlights
Fidelity Advisor® Mid Cap II Fund Class A

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$23.37	$23.15	$21.21	$18.98	$23.56	$22.59
Income from Investment Operations
Net investment income (loss) A,B	- C	.01	.04	.04	.04	.03
Net realized and unrealized gain (loss)	6.61	2.61	3.49	2.74	(3.54)	5.40
Total from investment operations	6.61	2.62	3.53	2.78	(3.50)	5.43
Distributions from net investment income	-	-	(.05)	(.04)	(.02)	(.01)
Distributions from net realized gain	(.19)	(2.40)	(1.55)	(.51)	(1.06)	(4.46)
Total distributions	(.19)	(2.40)	(1.59) D	(.55)	(1.08)	(4.46) D
Net asset value, end of period	$29.79	$23.37	$23.15	$21.21	$18.98	$23.56
Total Return E,F,G	28.40%	11.51%	16.92%	14.70%	(15.02)%	24.92%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.94% J	.96%	.97%	1.01%	1.01%	1.00%
Expenses net of fee waivers, if any	.94 % J	.96%	.96%	1.00%	1.01%	1.00%
Expenses net of all reductions, if any	.94% J	.96%	.96%	1.00%	1.01%	1.00%
Net investment income (loss)	(.03)% J	.06%	.19%	.19%	.17%	.11%
Supplemental Data
Net assets, end of period (000 omitted)	$996,996	$788,677	$764,953	$698,537	$651,156	$828,601
Portfolio turnover rate K	78 % J	62%	52% L	47%	34%	42%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Mid Cap II Fund Class M

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$22.20	$22.15	$20.37	$18.26	$22.74	$21.94
Income from Investment Operations
Net investment income (loss) A,B	(.03)	(.04)	(.01)	(.01)	(.01)	(.03)
Net realized and unrealized gain (loss)	6.27	2.49	3.34	2.63	(3.41)	5.23
Total from investment operations	6.24	2.45	3.33	2.62	(3.42)	5.20
Distributions from net realized gain	(.19)	(2.40)	(1.55)	(.51)	(1.06)	(4.40)
Total distributions	(.19)	(2.40)	(1.55)	(.51)	(1.06)	(4.40)
Net asset value, end of period	$28.25	$22.20	$22.15	$20.37	$18.26	$22.74
Total Return C,D,E	28.23%	11.26%	16.59%	14.42%	(15.19)%	24.58%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.19% H	1.21%	1.22%	1.25%	1.25%	1.25%
Expenses net of fee waivers, if any	1.19 % H	1.21%	1.21%	1.25%	1.25%	1.25%
Expenses net of all reductions, if any	1.19% H	1.21%	1.21%	1.25%	1.25%	1.25%
Net investment income (loss)	(.28)% H	(.19)%	(.06)%	(.06)%	(.07)%	(.13)%
Supplemental Data
Net assets, end of period (000 omitted)	$369,734	$300,294	$297,934	$276,480	$268,867	$347,492
Portfolio turnover rate I	78 % H	62%	52% J	47%	34%	42%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Mid Cap II Fund Class C

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$17.90	$18.38	$17.21	$15.59	$19.71	$19.51
Income from Investment Operations
Net investment income (loss) A,B	(.08)	(.12)	(.10)	(.10)	(.11)	(.15)
Net realized and unrealized gain (loss)	5.05	2.04	2.82	2.23	(2.95)	4.63
Total from investment operations	4.97	1.92	2.72	2.13	(3.06)	4.48
Distributions from net realized gain	(.19)	(2.40)	(1.55)	(.51)	(1.06)	(4.28)
Total distributions	(.19)	(2.40)	(1.55)	(.51)	(1.06)	(4.28)
Net asset value, end of period	$22.68	$17.90	$18.38	$17.21	$15.59	$19.71
Total Return C,D,E	27.92%	10.65%	16.08%	13.74%	(15.71)%	23.91%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.69% H	1.71%	1.72%	1.82%	1.83%	1.83%
Expenses net of fee waivers, if any	1.69 % H	1.71%	1.71%	1.82%	1.83%	1.82%
Expenses net of all reductions, if any	1.69% H	1.71%	1.71%	1.82%	1.83%	1.82%
Net investment income (loss)	(.78)% H	(.69)%	(.56)%	(.63)%	(.65)%	(.71)%
Supplemental Data
Net assets, end of period (000 omitted)	$36,221	$32,114	$37,225	$38,594	$43,947	$67,519
Portfolio turnover rate I	78 % H	62%	52% J	47%	34%	42%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Mid Cap II Fund Class I

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$24.72	$24.34	$22.23	$19.86	$24.59	$23.41
Income from Investment Operations
Net investment income (loss) A,B	.03	.08	.11	.10	.09	.10
Net realized and unrealized gain (loss)	7.00	2.75	3.65	2.87	(3.69)	5.61
Total from investment operations	7.03	2.83	3.76	2.97	(3.60)	5.71
Distributions from net investment income	-	(.05)	(.11)	(.09)	(.07)	(.07)
Distributions from net realized gain	(.19)	(2.40)	(1.55)	(.51)	(1.06)	(4.46)
Total distributions	(.19)	(2.45)	(1.65) C	(.60)	(1.13)	(4.53)
Net asset value, end of period	$31.56	$24.72	$24.34	$22.23	$19.86	$24.59
Total Return D,E	28.55%	11.81%	17.17%	15.03%	(14.77)%	25.24%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.69% H	.70%	.71%	.74%	.74%	.73%
Expenses net of fee waivers, if any	.69 % H	.70%	.71%	.73%	.73%	.73%
Expenses net of all reductions, if any	.69% H	.70%	.71%	.73%	.73%	.73%
Net investment income (loss)	.22% H	.32%	.45%	.46%	.45%	.39%
Supplemental Data
Net assets, end of period (000 omitted)	$615,214	$362,635	$360,933	$318,290	$308,672	$419,860
Portfolio turnover rate I	78 % H	62%	52% J	47%	34%	42%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Mid Cap II Fund Class Z

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$24.68	$24.31	$22.20	$19.83	$24.56	$23.39
Income from Investment Operations
Net investment income (loss) A,B	.05	.11	.14	.12	.12	.13
Net realized and unrealized gain (loss)	6.98	2.75	3.66	2.88	(3.69)	5.60
Total from investment operations	7.03	2.86	3.80	3.00	(3.57)	5.73
Distributions from net investment income	-	(.09)	(.14)	(.12)	(.10)	(.11)
Distributions from net realized gain	(.19)	(2.40)	(1.55)	(.51)	(1.06)	(4.46)
Total distributions	(.19)	(2.49)	(1.69)	(.63)	(1.16)	(4.56) C
Net asset value, end of period	$31.52	$24.68	$24.31	$22.20	$19.83	$24.56
Total Return D,E	28.60%	11.96%	17.35%	15.18%	(14.67)%	25.38%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.57% H	.58%	.59%	.61%	.61%	.61%
Expenses net of fee waivers, if any	.57 % H	.58%	.58%	.60%	.61%	.61%
Expenses net of all reductions, if any	.57% H	.58%	.58%	.60%	.61%	.61%
Net investment income (loss)	.34% H	.44%	.57%	.59%	.57%	.51%
Supplemental Data
Net assets, end of period (000 omitted)	$345,209	$104,854	$90,934	$72,894	$57,758	$49,283
Portfolio turnover rate I	78 % H	62%	52% J	47%	34%	42%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2026

1. Organization.
Fidelity Advisor Mid Cap II Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$769,576,496
Gross unrealized depreciation	(55,589,673)
Net unrealized appreciation (depreciation)	$713,986,823
Tax cost	$1,602,979,106

The Fund elected to defer to its next fiscal year approximately $11,623 of ordinary losses recognized during the period January 1, 2025 to December 31, 2025.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Mid Cap II Fund	943,356,571	731,322,204
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.71
Class M	.70
Class C	.72
Class I	.69
Class Z	.56

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.67
Class M	.67
Class C	.67
Class I	.67
Class Z	.55

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	1,094,391	-
Class M	.25%	.25%	824,866	-
Class C	.75%	.25%	167,285	4,770
			2,086,542	4,770

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	58,523
Class M	3,773
Class CA	274
62,570

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Mid Cap II Fund	11,256

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Advisor Mid Cap II Fund	Borrower	3,586,200	3.87%	1,926

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Mid Cap II Fund	39,162,363	40,101,779	11,484,557
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity Advisor Mid Cap II Fund	1,032
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Mid Cap II Fund	4,960	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Advisor Mid Cap II Fund	37,138,471
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2026	Year ended December 31, 2025
Fidelity Advisor Mid Cap II Fund
Distributions to shareholders
Class A	$6,276,401	$77,663,052
Class M	2,509,331	31,361,386
Class C	326,980	4,301,519
Class I	2,767,471	35,143,181
Class Z	802,955	9,850,341
Total	$12,683,138	$158,319,479
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2026	Year ended December 31, 2025	Six months ended June 30, 2026	Year ended December 31, 2025
Fidelity Advisor Mid Cap II Fund
Class A
Shares sold	1,677,379	2,385,972	$44,345,533	$54,135,427
Reinvestment of distributions	240,593	3,239,890	6,159,199	76,182,722
Shares redeemed	(2,192,373)	(4,925,654)	(57,251,986)	(111,422,871)
Net increase (decrease)	(274,401)	700,208	$(6,747,254)	$18,895,278
Class M
Shares sold	680,107	1,321,997	$16,860,003	$28,705,326
Reinvestment of distributions	102,225	1,386,698	2,484,072	31,040,128
Shares redeemed	(1,220,073)	(2,631,781)	(30,061,498)	(56,831,408)
Net increase (decrease)	(437,741)	76,914	$(10,717,423)	$2,914,046
Class C
Shares sold	96,220	181,692	$1,919,391	$3,207,874
Reinvestment of distributions	16,703	236,084	326,551	4,295,842
Shares redeemed	(309,739)	(649,729)	(6,100,072)	(11,520,493)
Net increase (decrease)	(196,816)	(231,953)	$(3,854,130)	$(4,016,777)
Class I
Shares sold	6,134,848	2,359,408	$169,625,156	$56,444,582
Reinvestment of distributions	98,944	1,372,761	2,681,393	34,096,169
Shares redeemed	(1,409,096)	(3,890,837)	(39,019,304)	(91,143,292)
Net increase (decrease)	4,824,696	(158,668)	$133,287,245	$(602,541)
Class Z
Shares sold	7,303,369	1,019,469	$199,945,463	$24,256,863
Reinvestment of distributions	27,189	360,547	735,462	8,947,727
Shares redeemed	(627,858)	(871,776)	(17,496,875)	(20,309,951)
Net increase (decrease)	6,702,700	508,240	$183,184,050	$12,894,639
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Advisor Mid Cap II Fund
At its May 2026 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2026 through July 31, 2026. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2026, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board will consider the annual renewal for a full one year period in July 2026.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2026 through July 31, 2026.

1.818374.121
AMP-SANN-0826

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	August 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	August 21, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	August 21, 2026